FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of interest rate swaps
The interest rate swaps are not designated as hedges and are summarized as of June 30, 2025 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
150,000	February 2016	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	April 2020	April 2027	0.5970%
400,000

Schedule of carrying amounts and fair values of financial instruments
The carrying values and fair value of the financial assets and liabilities as of June 30, 2025 and December 31, 2024 are as follows:

	June 30, 2025		December 31, 2024
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets measured at fair value through profit or loss
Derivative instruments	14,912	14,912	24,419	24,419
Marketable securities	1,988	1,988	4,027	4,027
Financial assets not measured at fair value
Cash and cash equivalents	476,717	476,717	413,532	413,532
Trade and other receivables	119,058	119,058	128,943	128,943
Financial liabilities not measured at fair value
Trade and other payables	126,117	126,117	98,812	98,812
Floating rate debt	3,586,935	3,645,140	3,744,388	3,792,576

The table below shows the levels in the fair value hierarchy of financial assets and financial liabilities as of June 30, 2025 and December 31, 2024, excluding those whose fair values approximate their respective carrying values due to their short-term nature.

(in thousands of $)	June 30, 2025 Fair Value	Level 1	Level 2
Financial assets measured at fair value through profit or loss
Derivative instruments	14,912	—	14,912
Marketable securities	1,988	1,988	—
Financial liabilities not measured at fair value
Floating rate debt	3,645,140	—	3,645,140

(in thousands of $)	Dec 31, 2024 Fair Value	Level 1	Level 2
Financial assets measured at fair value through profit or loss
Derivative instruments	24,419	—	24,419
Marketable securities	4,027	4,027	—
Financial liabilities not measured at fair value
Floating rate debt	3,792,576	—	3,792,576

Disclosure of detailed information about valuation techniques
The following tables show the valuation techniques used in measuring Level 1 and Level 2 fair values, as well as the significant unobservable inputs that were used.

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Interest rate swaps	Fair value was determined based on the present value of the estimated future cash flows.	Not applicable.
Marketable securities	Fair value was determined based on the quoted market prices of the securities.	Not applicable.

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Floating rate debt	Discounted cash flow.	Not applicable.

Schedule of maturity of financial liabilities
The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows at June 30, 2025
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 6 years	Between 6 and 10 years
Non derivative financial liabilities
Floating rate debt	3,586,935	3,612,658	285,148	1,131,797	1,596,879	598,834
Interest on floating rate debt	—	884,851	213,636	343,299	248,188	79,728
Obligations under leases	133	133	133	—	—	—
Trade and other payables	126,117	126,117	126,117	—	—	—